LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Summery of Supplemental balance sheet information related to operating lease

	As of December 31,
	2024	2023
Right-of-use assets	$255	$389

Lease liabilities current	141	126
Lease liabilities non-current	90	238
Total operating lease liabilities	$231	$364

Summary of weighted average remaining lease terms and discount rates for the operating lease

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.00
Weighted average discount rate	11.50%

Schedule of future minimum rent payable under non-cancelable operating leases

As of December 31, 2024, the future minimum rent payable under non-cancelable operating leases were:

2025	$159
2026	94
Total lease payments	253
Less: imputed interest	(22)
Present value of lease liabilities	$231